Tax Effects of Temporary Differences Related to Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Allowance for loan losses	$ 382	$ 372
Stock based compensation	375	366
Allowance for losses on foreclosed real estate	82	82
Deferred compensation	690	760
Intangible assets	124	143
Non-accrual loan interest	79	47
Unrealized losses on securities available for sale	164	5
Total deferred tax assets	1,896	1,775
Deferred tax liabilities
Depreciation	(199)	(109)
Deferred loan costs, net	(158)	(180)
Accretion	(1)	(2)
FHLB stock dividends	(510)	(510)
Mortgage servicing rights	(16)	(20)
Employee benefit expense	(162)	(162)
Total deferred tax liabilities	(1,046)	(983)
Net deferred tax asset	$ 850	$ 792